PENDING MERGER	9 Months Ended
Nov. 30, 2020
PENDING MERGER
PENDING MERGER

2.PENDING MERGER

On October 14, 2020, the Company and CC Neuberger Principal Holdings I (“CCNB1”), along with the other parties thereto, entered into a definitive Business Combination Agreement (the “Business Combination Agreement”). The Business Combination Agreement provides for the consummation of the following transactions (collectively, the “Business Combination”): (a) CCNB1 will change its jurisdiction of incorporation by deregistering as an exempted company in the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”), upon which CCNB1 will change its name to “E2open Parent Holdings, Inc.”; (b) immediately following the Domestication, simultaneously, each wholly owned subsidiary of CCNB1 formed for the purpose of merging with certain equity holders of the Company treated as corporations for U.S. federal income tax purposes (each, a “Blocker”) will merge with and into a Blocker (collectively, the “Blocker Mergers”), resulting in the equity interests of each Blocker being converted into the right to receive a portion of the merger consideration under the Business Combination Agreement, and thereafter, each of the surviving blockers will merge with and into CCNB1, with CCNB1 as the surviving company (collectively, the “Buyer Mergers”), resulting in the cancellation of the equity interests of such surviving blockers and CCNB1 directly owning all of the equity interests previously held by the Blockers in E2open Holdings; (c) immediately following the Buyer Mergers, the wholly owned subsidiary of CCNB1 formed for the purpose of merging with and into the Company, with the Company as the surviving company (the “Company Merger”), resulting in (i) the Company becoming a subsidiary of CCNB1, (ii) the equity interests of the Company (excluding those held by the Blockers and CCNB1) being converted into the right to receive a portion of the merger consideration under the Business Combination Agreement and (iii) the equity interests of the Company held by CCNB1 being converted into the right to receive certain newly created equity interests of the Company; (d) CCNB1 will contribute, as a capital contribution in exchange for a portion of the equity interests in the Company it acquired in the Company Merger, an amount of cash available after payment of the merger consideration under the Business Combination Agreement, which will be used by the Company to pay transaction expenses and reduce existing indebtedness and fund the expense account of the representative of the Company’s equity holders under the Business Combination Agreement; and (e) the limited liability company agreement of the Company will be amended and restated to, among other things, reflect the Company Merger and admit E2open Parent Holdings, Inc. as the managing member of the Company.

On October 14, 2020, the Company was provided a commitment for financing in the form of a $525 million “covenant-lite” term loan containing no financial maintenance covenants and a $75 million revolver, which financing is expected to be funded concurrently with the completion of the Business Combination. This new financing, along with the proceeds from the Business Combination noted above, will be used to refinance the Term Loan Due 2024 (as defined below in Note 6), pay the Amber Term loan (as defined below in Note 6), distribute cash to existing shareholders, provide cash for working capital and pay transaction fees incurred with the Business Combination. The new term loan has an interest rate of LIBOR plus 3.5%.

See Note 12 for additional information regarding the completion of the Business Combination and new term loan.